Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

13 — EQUITY

Ordinary shares

The Company’s authorized share capital is US$50,000 divided into 500,000,000 ordinary shares, par value US$0.0001 per share, consisting of (i) 450,000,000 Class A ordinary shares with a par value of US$0.0001 each; and (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each.

On January 11, 2023, the Company issued 6,373,327 ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 6,373,327 ordinary shares.

As stated in Note 1, the Company issued an aggregate of 3,507,734 ordinary shares to the three shareholders in May 2023.

On May 24, 2023, the Company issued 1,220,374 ordinary shares to Shanghai Xinhui Investment Consulting Co., Ltd. in exchange for cash consideration of RMB 5,820,049. In March 2025, the Company received cash consideration of RMB 5,799,969.

On December 12, 2023, the shareholders of the Company passed a special resolution to reclassify 5,605,564 ordinary shares held by three shareholders into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the three shareholders are controlled by Mr. Botao Ma, the founder and Chief Executive Officer of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to vote 20 votes on any resolutions.

On February 4, 2024, the Company’s shareholders and Board of Directors approved: (i) the reclassification of 44,394,436 Class A ordinary shares to be 44,394,436 Class B ordinary shares and (ii) the issuance of an aggregated 20,000,000 shares of Class A ordinary shares, at par value of $0.0001, and Class B ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,000,000 Class A ordinary shares and Class B ordinary shares.

The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively restated all shares and per share data for all periods presented.

On April 3, 2024, the Company closed its IPO of 1,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for aggregate gross proceeds of $6,000,000, before deducting underwriting discounts and offering expenses. The Company has granted the underwriters a 45-day option to purchase up to an additional 225,000 Class A ordinary shares to cover the over-allotment at the public offering price, less underwriting discounts and commissions. On May 14, 2024, the Company issued an additional 23,765 Class A ordinary shares of the Company pursuant to the partial exercise of the underwriters’ over-allotment option in connection with the Company’s initial public offering at $4.00 per share, resulting in additional gross proceeds of $95,060.

In connection with the IPO and over-allotment, the Company incurred offering cost of RMB17,006,216, which was charged against additional paid-in capital upon closing of the IPO and over-allotment.

During the year ended June 30, 2025, the Company issued an aggregated 1,384,809 Class A ordinary shares to holders of convertible notes (Note 11) to settle the principal of RMB 14,148,579 (US$1,975,065).

In March 10, 2025, the Company issued 13,250 Class A ordinary shares to a financial consultant as financial advisory services compensation. The Company record the service expenses of RMB 97,765, in the account of general and administrative expenses, by reference to the closing price prevailing on the share issuance date.

As a result of the issuances and reclassification stated above, the Company had 450,000,000 authorized Class A ordinary shares, par value of US$0.0001, of which 14,707,073 and 16,105,132 Class A ordinary shares were issued and outstanding as of June 30, 2024 and 2025, respectively. The Company had 50,000,000 authorized Class B ordinary shares, par value of US$0.0001, of which 16,816,692 and 16,816,692 Class B ordinary shares were issued and outstanding as of June 30, 2024 and 2025, respectively.

Warrants

On April 3, 2024, the Company issued 75,000 warrants to EF Hutton LLC, the representative of the underwriters, as compensation for the services in connection with the IPO (“IPO warrants”). On May 14, 2024, the Company issued 1,188 warrants to EF Hutton LLC as compensation for the services in connection with the over-allotment (“Over-allotment Warrants”).

EF Hutton LLC is entitled to exercise each warrant by purchase of one Class A Ordinary Share at an exercise price of $4.4 at any time from September 25, 2024 to March 29, 2029. The warrants can be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the warrants. The warrants are subject to adjustments in the event of (i) share dividends, (ii) aggregation of shares, (iii) subsequent right offerings, (iv) replacement of securities upon reorganization, and (v) changes in the form of warrants. The warrants may be exercised on “cashless basis” unless there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the shares by EF Hutton LLC at any time after September 29, 2024.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the IPO Warrants and Over-allotment Warrants were estimated at RMB 617,554 (US$85,406) and RMB 9,786 (US$1,353), respectively, using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

US$
Exercise price	4.40
Stock price	3.30
Expected life of the warrants (in years)	4.98
Risk free rate	4.42%
Dividend yield	0.0%
Volatility	42.87%

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. The Company will not pay dividends until it has a retained earning on its consolidated balance sheets. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC subsidiaries. The Company’s PRC subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2024 and 2025, the Company’s PRC subsidiaries did not set aside statutory reserves. As of June 30, 2025, the Company had restricted net assets of approximately RMB 75 million.